Derecognition of financial assets	6 Months Ended
Apr. 30, 2025
Text Block [Abstract]
Derecognition of financial assets
8.	Derecognition of financial assets
Securitization of residential mortgage loans
The Bank securitizes fully insured residential mortgage loans, Bank originated and others, through the creation of mortgage-backed securities (MBS) under the National Housing Act (NHA) MBS program, sponsored by Canada Mortgage and Housing Corporation (CMHC). MBS created under the program are sold to either Canada Housing Trust (the Trust), a government sponsored entity under the Canada Mortgage Bond (CMB) program or to third-party investors.
The underlying mortgages sold in the above programs do not meet the derecognition requirements, when the Bank retains the pre-payment
and interest rate risks associated with the mortgages, which represent substantially all the risks and rewards associated with the transferred assets.
These mortgages continue to be recognized on the Consolidated Statement of Financial Position as residential mortgage loans. Cash proceeds from the transfer are treated as secured borrowings and included in Deposits – Business and government on the Consolidated Statement of Financial Position.

The following table provides the carrying amount of the transferred assets that do not qualify for derecognition and the associated liabilities:

	As at
($ millions)	April 30 2025 (1)	January 31 2025 (1)	October 31 2024 (1)
Assets
Carrying value of residential mortgage loans	$9,377	$10,202	$11,190
Other related assets (2)	6,265	6,747	7,202
Liabilities
Carrying value of associated liabilities	$15,479	$16,807	$17,923
(1)
The fair value of the transferred assets is $15,524 (January 31, 2025 – $16,772 and October 31, 2024 – $18,092) and the fair value of the associated liabilities is $15,481 (January 31, 2025 – $16,769 and October 31, 2024 – $17,692) for a net position of $43 (January 31, 2025 – $3 and October 31, 2024 – $400).

(2)
These include cash held in trust and trust-permitted investment assets, including repurchase-type transactions of mortgage-backed securities, included in the principal reinvestment account that the Bank is required to maintain in order to participate in the programs.

Securitization of credit card and auto loans
The Bank securitizes a portion of its unsecured credit card and auto loan receivables through consolidated structured entities. These receivables continue to be recognized on the Consolidated Statement of Financial Position as personal loans and credit card loans. During the quarter, the Bank did not enter into any new securitization arrangements
.

Securities sold under repurchase agreements and securities lent
The Bank enters into transactions, such as repurchase agreements and securities lending agreements, where the Bank transfers assets under agreements to repurchase them on a future date and retains all the substantial risks and rewards associated with the assets. The transferred securities remain on the Consolidated Statement of Financial Position.
The following table provides the carrying amount of the transferred assets and the associated liabilities:

	As at
($ millions)	April 30 2025 (1)	January 31 2025 (1)	October 31 2024 (1)
Carrying value of securities associated with:
Repurchase agreements (2)	$161,938	$163,805	$174,334
Securities lending agreements	63,492	71,189	58,477
Total	225,430	234,994	232,811
Carrying value of associated liabilities (3)	$177,987	$182,259	$190,449
(1)
The fair value of transferred assets is $225,430 (January 31, 2025 – $234,994 and October 31, 2024 – $232,811) and the fair value of the associated liabilities is $177,987 (January 31, 2025 – $182,259 and October 31, 2024 – $190,449) for a net position of $47,443 (January 31, 2025 – $52,735 and October 31, 2024 – $42,362).

(2)	Does not include over-collateralization of assets pledged.
(3)	Liabilities for securities lending arrangements only include amounts related to cash collateral received. In most cases, securities are received as collateral.
Other
off-balance
sheet arrangements
The Bank uses a capital vehicle to transfer credit exposure to security holders of the vehicle. While credit exposures are transferred, the related assets are not derecognized from the balance sheet. During the quarter, no new guarantee-linked notes were issued from this vehicle.